Offerings - Offering: 1	Apr. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	78.27
Maximum Aggregate Offering Price	$ 54,789,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,388.20
Offering Note	This registration statement covers the issuance of 700,000 shares of common stock of Strategic Education, Inc. (the "Company"), par value $0.01 per share ("Common Stock"), to be issued under the Strategic Education, Inc. 2018 Equity Compensation Plan (as amended, the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of additional shares of Common Stock which, by reason of changes in the capitalization of the Company and other events specified in the Plan, may become subject to the Plan. The proposed maximum offering price per unit and maximum aggregate offering price are estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee, based on the average of the high and low prices per share of the Common Stock on April 22, 2025, as reported on the Nasdaq Global Select Market.